Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash		$ 28,192,265	$ 13,654,445
Restricted cash		1,876,423	1,878,267
Accounts receivable, net		12,153,726	6,913,996
Prepayments		8,977,670	392,249
Inventories		53,547,925	19,984,094
Other current assets		2,198,093	725,130
Total Current Assets		117,877,005	55,388,829
Non-current Assets
Restricted cash, non-current		6,599,123	1,616,677
Long-term prepaid expenses		6,965,655	7,217,986
Deposits for property and equipment		16,373,814	9,716,009
Property and equipment, net		169,340,273	129,039,494
Right of use assets		35,830,986	36,627,800
Other non-current assets		636,494	192,905
Total Non-current Assets		235,746,345	184,410,871
Total Assets		353,623,350	239,799,700
Current Liabilities
Short-term bank borrowings		22,612,580	16,126,730
Accounts payable		54,971,208	17,629,696
Contract liabilities		3,205,431	3,635,144
Income tax payable		3,157,686	781,238
Other payable and accrued expenses		5,817,772	3,392,774
Lease liabilities, current		2,445,388	2,118,900
Contingent consideration payable (13,000,000 earnout shares subject to surrender and cancel as of December 31, 2024)			4,617,000
Long-term bank borrowings, current portion		13,563,238
Total Current Liabilities		249,258,509	125,033,416
Lease liabilities, non-current		34,122,050	34,327,142
Long-term bank borrowings, non-current portion			20,999,733
Total Non-current Liabilities		34,122,050	55,326,875
Total Liabilities		283,380,559	180,360,291
Commitments and Contingencies (Note 16)
Shareholders’ Equity
Ordinary shares (par value $0.0001 per share, 500,000,000 shares authorized, 35,308,040 shares and 46,595,743 shares issued as of June 30, 2025 and December 31, 2024, and 35,308,040 shares outstanding as of June 30, 2025 and 33,595,743 shares outstanding (excluding 13,000,000 earnout shares subject to surrender and cancel) as of December 31, 2024, respectively)*	[1]	3,530	3,359
Additional paid-in capital		20,391,528	14,414,905
Retained earnings		53,783,497	50,316,486
Accumulated other comprehensive loss		(7,169,938)	(5,494,790)
Total TOYO Co., Ltd. Shareholders’ Equity		67,008,617	59,239,960
Non controlling interest		3,234,174	199,449
Total Equity		70,242,791	59,439,409
Total Liabilities and Equity		353,623,350	239,799,700
Related party
Current Assets
Accounts receivable – a related party		4,460,162	11,840,648
Prepayments – a related party		6,470,741
Current Liabilities
Contract liabilities – a related party		64,542,980	20,098,561
Due to related parties		$ 78,942,226	$ 56,633,373

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).